Stockholders' Deficit (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) item $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Stock
Shares authorized to issue	615,000,000	615,000,000	615,000,000
Par value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Dividend declared | $	$ 0	$ 0
Class A common stock
Class of Stock
Shares authorized to issue	110,000,000	110,000,000	110,000,000
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Common stock issued	109,885,079	99,014,030	99,000,000
Common stock outstanding	109,885,079	99,014,030	87,669,412
Number of votes per share | item	10	10
Class B common stock
Class of Stock
Shares authorized to issue	505,000,000	505,000,000	505,000,000
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Common stock issued	61,345,161	50,525,891	44,197,558
Common stock outstanding	61,345,161	50,525,891	44,197,558
Number of votes per share | item	1	1